INCOME TAXES (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
Unrecognized tax benefits that, if recognized, would favorably impact effective tax rate	$ 5,349	$ 6,815
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	9,464	8,754
Increases (decreases) - tax positions taken in prior periods	55	1,508
Increases - tax positions taken in current period	(238)
Settlements and lapse of statute of limitations	(1,054)	(798)
Unrecognized tax benefits, end of year	8,227	9,464
Income tax penalties and interest accrued related to unrecognized tax benefits	$ 1,488	$ 1,642